Invesco V.I. International Growth Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2019
invesco.com/us
VIIGR-QTR-1   03/19
Invesco Advisers, Inc.

Schedule of Investments
March 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.41%
Australia–3.87%
Amcor Ltd.	2,272,749	$24,863,011
Brambles Ltd.	2,488,254	20,839,194
CSL Ltd.	74,599	10,363,384
		56,065,589
Brazil–3.03%
B3 S.A.–Brasil, Bolsa, Balcao	2,923,634	23,984,350
Banco Bradesco S.A., ADR	1,822,375	19,882,111
		43,866,461
Canada–9.13%
Canadian National Railway Co.	278,921	24,968,997
CGI Inc.(a)	714,615	49,127,609
Nutrien Ltd.	385,373	20,324,832
PrairieSky Royalty Ltd.	1,292,097	17,403,933
Suncor Energy, Inc.	627,776	20,345,702
		132,171,073
China–8.33%
Alibaba Group Holding Ltd., ADR(a)	116,941	21,335,886
Henan Shuanghui Investment & Development Co., Ltd., Class A	3,313,078	12,744,125
Kweichow Moutai Co., Ltd., Class A	233,621	29,815,852
New Oriental Education & Technology Group, Inc., ADR(a)	189,204	17,045,388
Wuliangye Yibin Co., Ltd., Class A	1,662,597	23,542,973
Yum China Holdings, Inc.	358,740	16,111,013
		120,595,237
Denmark–1.46%
Carlsberg A/S, Class B	168,886	21,092,353
France–7.84%
Bureau Veritas S.A.	583,306	13,707,461
EssilorLuxottica S.A.	92,696	10,125,744
Pernod Ricard S.A.	84,663	15,195,319
Schneider Electric S.E.	272,440	21,425,744
Vinci S.A.	308,597	30,019,756
Vivendi S.A.	793,311	22,986,036
		113,460,060
Germany–7.08%
Allianz S.E.	149,148	33,173,595
Deutsche Boerse AG	237,976	30,512,345
GEA Group AG	381,425	9,990,615
SAP S.E.	249,085	28,779,350
		102,455,905
Italy–3.58%
FinecoBank Banca Fineco S.p.A.	1,550,078	20,454,306
Shares		Value
Italy–(continued)
Intesa Sanpaolo S.p.A.	3,811,075	$9,281,187
Mediobanca Banca di Credito Finanziario S.p.A.	2,124,324	22,070,985
		51,806,478
Japan–9.18%
Asahi Group Holdings, Ltd.	531,800	23,751,314
FANUC Corp.	157,900	27,024,951
Hoya Corp.	481,300	31,847,539
Japan Tobacco Inc.	342,200	8,500,022
Kao Corp.	230,600	18,205,256
Keyence Corp.	37,800	23,616,094
		132,945,176
Macau–1.57%
Galaxy Entertainment Group Ltd.	3,339,000	22,735,119
Mexico–2.20%
Fomento Economico Mexicano, S.A.B. de C.V., ADR	345,705	31,901,657
Netherlands–3.77%
ING Groep N.V.	1,591,911	19,296,098
Wolters Kluwer N.V.	517,551	35,240,173
		54,536,271
Singapore–2.02%
United Overseas Bank Ltd.	1,577,666	29,324,041
South Korea–2.44%
NAVER Corp.	139,266	15,213,623
Samsung Electronics Co., Ltd.	511,930	20,137,146
		35,350,769
Spain–1.50%
Amadeus IT Group S.A.	270,643	21,676,602
Sweden–2.59%
Investor AB, Class B	831,745	37,457,287
Switzerland–5.60%
Cie Financiere Richemont S.A.	266,963	19,448,151
Julius Baer Group Ltd.	334,368	13,531,679
Kuehne + Nagel International AG	104,095	14,280,067
Novartis AG	281,174	27,045,791
UBS Group AG(a)	555,895	6,748,330
		81,054,018
Taiwan–2.23%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	787,559	32,258,417
See accompanying notes which are an integral part of this schedule.
Invesco V.I. International Growth Fund

Shares		Value
Thailand–0.50%
Kasikornbank PCL, NVDR	1,222,800	$7,234,968
Turkey–0.72%
Akbank T.A.S.(a)	9,185,439	10,411,976
United Kingdom–10.71%
British American Tobacco PLC	710,887	29,658,626
Compass Group PLC	915,573	21,518,441
Informa PLC	2,411,003	23,369,443
Reckitt Benckiser Group PLC	316,307	26,357,118
RELX PLC	1,223,367	26,200,429
Royal Dutch Shell PLC, Class B	407,539	12,887,800
TechnipFMC PLC	645,440	15,088,629
		155,080,486
United States–5.06%
Broadcom, Inc.	132,517	39,849,187
Philip Morris International, Inc.	378,159	33,425,474
		73,274,661
Total Common Stocks & Other Equity Interests (Cost $1,011,051,571)		1,366,754,604
Shares		Value

Money Market Funds–5.12%
Invesco Government & Agency Portfolio, Institutional Class, 2.33%(b)	25,953,495	$25,953,495
Invesco Liquid Assets Portfolio, Institutional Class, 2.48%(b)	18,544,590	18,550,153
Invesco Treasury Portfolio, Institutional Class, 2.31%(b)	29,661,138	29,661,138
Total Money Market Funds (Cost $74,162,211)		74,164,786
TOTAL INVESTMENTS IN SECURITIES—99.53% (Cost $1,085,213,782)		1,440,919,390
OTHER ASSETS LESS LIABILITIES–0.47%		6,757,187
NET ASSETS–100.00%		$1,447,676,577
Investment Abbreviations:
ADR	– American Depositary Receipt
NVDR	– Non-Voting Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco V.I. International Growth Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco V.I. International Growth Fund

The following is a summary of the tiered valuation input levels, as of March 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$56,065,589	$—	$56,065,589
Brazil	43,866,461	—	—	43,866,461
Canada	132,171,073	—	—	132,171,073
China	67,236,412	53,358,825	—	120,595,237
Denmark	21,092,353	—	—	21,092,353
France	78,326,855	35,133,205	—	113,460,060
Germany	102,455,905	—	—	102,455,905
Italy	31,352,172	20,454,306	—	51,806,478
Japan	—	132,945,176	—	132,945,176
Macau	22,735,119	—	—	22,735,119
Mexico	31,901,657	—	—	31,901,657
Netherlands	35,240,173	19,296,098	—	54,536,271
Singapore	29,324,041	—	—	29,324,041
South Korea	35,350,769	—	—	35,350,769
Spain	21,676,602	—	—	21,676,602
Sweden	37,457,287	—	—	37,457,287
Switzerland	60,774,009	20,280,009	—	81,054,018
Taiwan	32,258,417	—	—	32,258,417
Thailand	—	7,234,968	—	7,234,968
Turkey	10,411,976	—	—	10,411,976
United Kingdom	72,864,313	82,216,173	—	155,080,486
United States	73,274,661	—	—	73,274,661
Money Market Funds	74,164,786	—	—	74,164,786
Total Investments	$1,013,935,041	$426,984,349	$—	$1,440,919,390
Invesco V.I. International Growth Fund